Earnings / (Loss) Per Common Share	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Earnings / (Loss) Per Common Share

9. Earnings / (Loss) per Common Share:

	2015	2016	2017
Net income / (loss) available to common stockholders	$3,505	$(5,813)	$(5,243)

Weighted average number of common shares, basic	18,244,671	18,277,893	18,461,455

Dilutive effect of stock granted under the EIP	33,222	-	-

Weighted average number of common shares, diluted	18,277,893	18,277,893	18,461,455

Earnings / (loss) per common share, basic and diluted	$0.19	$(0.32)	$(0.28)

Dilutive earnings per share for the year ended December 31, 2015, has been adjusted to reflect the restricted shares of the Company’s common stock to certain of its officers under the Company’s EIP, as discussed in Note 8.